Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

19. Subsequent events

In January 2022 and February 2022, the Group committed to invest US$10 million and US$3 million in two VC funds, respectively. As of the date of this annual report, the Group had made the capital contribution of US$2.5 million and US$3 million to those two funds, respectively.

On March 3, 2022, the board of directors of X Financial granted 810,000 restricted stock unites to certain directors. The restricted stock unites shall vest over a period of three years. The restricted stock unites have no expiration period.